Annual Fund Operating Expenses - TCW New America Premier Equities Fund	Mar. 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.18%
Total Annual Fund Operating Expenses	0.83%
Class N
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Total Annual Fund Operating Expenses	1.17%